Leases (Components of lease costs) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases
Operating lease cost	$ 41
Weighted Average Remaining Lease Term - Operating leases	1 year 4 months 28 days
Weighted Average Discount Rate - Operating leases	6.00%